4. CONVERTIBLE DEBENTURES (Details Narrative) - Quarterly (Quarterly [Member], USD $)	2 Months Ended	3 Months Ended	6 Months Ended	15 Months Ended
	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014	Mar. 23, 2014
Quarterly [Member]
Convertible Debentures		$ 269,100	$ 269,100	$ 269,100
Interest Rate		0.00%	0.00%	0.00%
Convertible Conversion Rate Per Share		$ 0.1	$ 0.1	$ 0.1
Convertible Debt, Shares			1,345,500
Convertible Debt, Value			$ 0.4
Convertible Debt Discount		114,924	114,924	114,924	131,705
Carrying Value Convertible Debt		155,076	155,076	155,076
Amortization of Debt Discount	$ 0	$ 16,418	$ 17,681	$ 17,681